Offerings - Offering: 1	Jun. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	23,035,771
Proposed Maximum Offering Price per Unit	61.17
Maximum Aggregate Offering Price	$ 1,409,098,112.07
Fee Rate	0.01531%
Amount of Registration Fee	$ 215,732.92
Offering Note	1(a) The amount registered consists of up to 23,035,771 shares of the registrant's common stock, par value $0.01 per share ("common stock"), which includes (i) 3,293,471 shares of common stock, and (ii) 19,742,300 shares of common stock issuable upon conversion of 19,742,300 shares of the registrant's non-voting convertible preferred stock, par value $0.01 per share, designated as Series A Non-Voting Convertible Preferred Stock, registered for resale from time to time by the selling stockholder named in this registration statement. In addition, pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions or pursuant to the antidilution provisions of the shares covered by this registration statement. 1(b) Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low price per share of the registrant's common stock as reported on the Nasdaq Global Select Market on June 23, 2025, which was $61.17 per share.